UNAUDITED CONDENSED COMBINED/CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - Parenthetical - $ / shares	3 Months Ended				12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Stockholders' Equity [Abstract]
Common stock, dividends, declared (in us dollars per share)	$ 0.1066	$ 0.1358	$ 0.1959	$ 0.1438	$ 0.62	$ 0.47	$ 0.26